Related party balances and transactions	12 Months Ended
Dec. 31, 2019
Related party balances and transactions
Related party balances and transactions

27       Related party balances and transactions

Corporación América Airports S.A. is controlled by ACI Airports S.à r.l., which is controlled by ACI Holding S.à r.l., which is controlled by Corporación América International S.à r.l. (previously denominated America Corporation International S.à r.l.), Luxembourg’s companies.

Corporación América International S.à r.l. is controlled by Liska Investments Corporation, a company incorporated under the laws of the British Virgin Islands.

Liska Investments Corporation is controlled by Southern Cone Foundation (CAAP’s ultimate parent company), a foundation created under the laws of Liechtenstein, having its corporate domicile in Vaduz. The foundation’s purpose is to manage its assets through the decisions adopted by its independent board of directors. The potential beneficiaries of this foundation are members of the Eurnekian family and religious, charitable and educational institutions.

Interests in subsidiaries are set out in Note 2.B.

Transactions and balances with “Associates” are those carried out with entities over which CAAP exerts significant influence in accordance with IFRS, but does not have control. Transactions and balances with related parties, which are not associates and are not consolidated are disclosed as “Other related parties”.

The Group receives services from related parties, such as internal audit, management control, financial assistance, technology outsourcing services and construction services.

Summary of balances with related parties are:

	At December 31,
	2019	2018
Year-end balances

(a) Arising from sales / purchases of goods / other
Trade receivables with associates	1,555	1,189
Trade receivables with other related parties	687	1,799
Other receivables with associates	658	856
Other receivables with other related parties	8,611	8,755
Other financial assets with associates	2,494	5,858
Other financial assets with other related parties	14,573	14,794
Trade payables to other related parties	(3,017)	(4,281)
	25,561	28,970
(b) Other liabilities
Other liabilities to other related parties	(7,538)	(2,711)
	(7,538)	(2,711)
(c) Other balances
Cash and cash equivalents in other related parties	15,312	9,986
	15,312	9,986

	For the year ended
	2019	2018	2017
Transactions
Cash contribution and contributions in kind	—	—	6,600
Refund of shareholder contributions	—	—	(28,893)
Aeronautical/Commercial revenue	7,187	7,507	6,790
Fees	(8,256)	(6,056)	886
Interest accruals	654	(320)	(3,159)
Acquisition of goods and services	(19,002)	(23,909)	(13,950)
Others	(4,449)	(954)	(900)

Remuneration received by the Group’s key staff (company`s directors) amounted to approximately 1.7% of total remunerations accrued at December 31, 2019, 1.8% accrued at December 31, 2018 and 2.6% accrued at December 31, 2017.